Cash Dividend - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Nov. 13, 2012	Nov. 16, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 07, 2012	Dec. 15, 2011
Cash dividend declared per ordinary share	$ 0.12	$ 0.12
Ordinary shares, outstanding			135,532,141	134,386,849	135,409,521	135,565,361
Dividends	$ 16,056	$ 16,268	$ 16,056	$ 16,268